Disclosure of detailed information about trade and other receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statements [Line Items]
Accounts receivable before allowance for doubtful accounts	$ 9,472	$ 7,832
Allowance for doubtful accounts	(154)	(91)	$ (163)
Accounts receivable	$ 9,318	$ 7,741